Prepaid expenses and accrued revenues	12 Months Ended
Dec. 31, 2025
Prepayments and accrued income including contract assets [abstract]
Prepaid expenses and accrued revenues	Note 17. Prepaid expenses and accrued revenues

Skr mn	Dec 31, 2025	Dec 31, 2024
Interest income accrued	7,721	8,097
Prepaid expenses and other accrued revenues	54	48
Total	7,775	8,145